Note 13 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss) / gain on derivatives, net	$ 3,189,610	$ (3,765,619)	$ (790,359)
Not Designated as Hedging Instrument [Member]
(Loss) / gain on derivatives, net	3,189,610	(3,765,619)	(790,359)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Unrealized Loss [Member]
(Loss) / gain on derivatives, net	2,181,855	636,705	(411,849)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Change in Fair Value [Member]
(Loss) / gain on derivatives, net	(137,915)	(301,905)	(128,556)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
(Loss) / gain on derivatives, net	40,830	134,010	(134,010)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements and Bunker Swap contracts [Member]
(Loss) / gain on derivatives, net	$ 1,104,840	$ (4,234,429)	$ (115,944)